Note 12 - Segment Information (Details Textual)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Number of Reportable Segments	2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage	16.00%	14.00%	14.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage	24.00%	25.00%